LEASES - Additional Information (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Weighted average remaining lease term for operating lease	9 years 4 months 24 days	9 years 4 months 24 days	9 years 6 months
Weighted average remaining lease term for finance lease	3 years 6 months	3 years 9 months 18 days	7 years 9 months 18 days
Weighted average discount rate for operating lease	5.96%	5.66%	5.88%
Weighted average discount rate for finance lease	5.16%	5.02%	5.84%